SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	60.00%	53.00%	53.00%
Volatility, maximum	85.00%	65.00%	62.00%
Risk free interest, minimum	0.10%	1.20%	1.80%
Risk free interest, maximum	1.00%	2.70%	2.90%
Early exercise multiple, minimum	1.5	1.3	2.0
Early exercise multiple, maximum	1.6	2.3	2.3